Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income:
Interest income	$ 5,781	$ 4,081	$ 4,084
Foreign exchange gain	19,278	18,939	0
Gain from interest rate/foreign exchange rate derivative financial instruments	0	512	92
Other income	249	13,138	21,878
Finance income	25,308	36,670	26,054
Finance costs:
Interest expense	(50,037)	(62,536)	(58,282)
Finance cost related to lease liabilities	(31,113)	(16,502)	(12,532)
Cash flow hedge - transfer from equity	(40,195)	(52,650)	(24,363)
Foreign exchange losses, net	0	0	(109,266)
Taxes	(4,862)	(7,073)	(4,559)
Loss from interest rate/foreign exchange rate derivative financial instruments	(2,384)	0	0
Borrowings prepayment related expenses (Brazilian subsidiaries)	0	(3,068)	0
Finance discount	0	(3,741)	0
Other expenses	(9,009)	(6,111)	(4,774)
Finance costs	(137,600)	(151,681)	(213,776)
Other financial results - Net (loss) / gain of inflation effects on monetary items	(2,144)	11,541	12,064
Financial results, net	$ (114,436)	$ (103,470)	$ (175,658)